Income Taxes - Unrecognized Tax Benefits and Effect on Effective Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 233.2
Additions for tax positions of current year	7.5
Additions for tax positions of prior years	5.0
Reductions for tax positions of prior years	(23.8)
Unrecognized tax benefits, Ending balance	$ 221.9